Revenue - Reconciliation of Remaining Performance Obligations (Details) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of performance obligations
12/31/2023	€ 58.7
Acquisitions and divestments	0.4
12/31/2024	78.4
Cloud
Disclosure of performance obligations
Add renewals, new contracts and modifications	36.2
Less revenue recognized in 2024	17.1
Maintenance
Disclosure of performance obligations
Add renewals, new contracts and modifications	10.8
Less revenue recognized in 2024	11.3
Services
Disclosure of performance obligations
Less revenue recognized in 2024	4.3
Services and others
Disclosure of performance obligations
Add renewals, new contracts and modifications	€ 5.1